Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2022 - $111,707; 2021 - $105,142; allowance for credit losses: 2022 - $22; 2021 - $19)	$ 99,736	$ 118,711
Trading securities	3,498	4,460
Equity securities	427	375
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2022 - $487; 2021 - $739)	18,301	17,991
Policy loans	2,359	2,364
Derivative investments	3,594	5,697
Other investments	3,739	4,288
Total investments	131,654	153,886
Cash and invested cash	3,343	2,612	$ 1,708	$ 2,563
Deferred acquisition costs, value of business acquired and deferred sales inducements	12,235	11,896
Reinsurance recoverables, net of allowance for credit losses	19,443	22,386
Market risk benefit assets	2,807	1,888
Accrued investment income	1,253	1,189
Goodwill	1,144	1,778	1,778
Other assets	18,802	16,532
Separate account assets	143,536	182,583
Total assets	334,217	394,750
Liabilities
Policyholder account balances	114,435	110,227
Future contract benefits	38,826	41,425
Market risk benefit liabilities	2,078	4,399
Deferred Front End Loads	5,052	4,225
Payables for collateral on investments	6,712	8,946
Short-term debt	500	300
Long-term debt	5,955	6,325
Other liabilities	12,021	16,405
Separate account liabilities	143,536	182,583
Total liabilities	329,115	374,835
Contingencies and Commitments (See Note 18
Stockholders' Equity
Common stock - 800,000,000 shares authorized; 169,220,511 and 177,193,515 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	4,544	4,735
Retained earnings	5,924	5,196
Accumulated other comprehensive income (loss)	(6,352)	9,984
Total stockholders' equity	5,102	19,915	$ 22,699
Total liabilities and stockholders' equity	334,217	$ 394,750
Series C Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	493
Series D Preferred Stock [Member]
Stockholders' Equity
Preferred stock - 10,000,000 shares authorized	$ 493